REPURCHASE AGREEMENTS (Details) (USD $)	Sep. 30, 2013		Dec. 31, 2012
Repurchase agreements	$ 377,044,000	[1]	$ 63,423,000	[2]
Repurchase Agreements Weighted Average Interest Rate	0.56%		0.59%
Agency [Member]
Repurchase agreements	338,846,000		59,616,000
Repurchase Agreements Weighted Average Interest Rate	0.39%		0.48%
Non Agency [Member]
Repurchase agreements	$ 38,198,000	[3]	$ 3,807,000	[3]
Repurchase Agreements Weighted Average Interest Rate	2.09%	[3]	2.31%	[3]

[1]	At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[2]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[3]	At September 30, 2013 and December 31, 2012, the Company had repurchase agreements of $42,548,000 and $13,989,000, respectively, that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)